Net Fee and Commission Income	12 Months Ended
Dec. 31, 2022
Fee and commission income (expense) [abstract]
Net Fee and Commission Income
4. NET FEE AND COMMISSION INCOME

			Group
	2022	2021	2020
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	562	478	484
Insurance, protection and investments	78	67	65
Credit cards	95	73	66
Non-banking and other fees(1)	101	76	66
Total fee and commission income	836	694	681
Total fee and commission expense	(512)	(414)	(363)
Net fee and commission income	324	280	318
(1) Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.